Liabilities in Respect of IIA Grants (Narrative) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of israeli innovation authority grants [Abstract]
Grants received net of royalties	$ 13,783
Amortized cost of grants received	$ 7,803